Contingencies - Additional Information (Detail) € in Millions, R$ in Millions, $ in Millions, Tsh in Billions, S/ in Billions, R in Billions	1 Months Ended				6 Months Ended
	Feb. 28, 2025 USD ($)	Feb. 28, 2025 BRL (R$)	Feb. 29, 2024 USD ($)	Feb. 29, 2024 BRL (R$)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 BRL (R$)	Jun. 30, 2025 TZS (Tsh)	Jun. 30, 2025 ZAR (R)	Jun. 30, 2025 PEN (S/)	Jun. 30, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 BRL (R$)	Nov. 30, 2023	Jan. 24, 2019 USD ($)	Jan. 24, 2019 EUR (€)
Disclosure of detailed information about material tax [line items]
Exposure to credit risk					$ 5,944						$ 4,714
Disallowance Of Tax Paid Abroad [Member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss					3,300	R$ 18,200
Deductibility Of IOC Expenses [Member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss					5,400	29,400
SOUTH KOREAN TAX MATTERS [Member]
Disclosure of detailed information about material tax [line items]
Exceptional charge for tax audit claim					66
AB INBEV'S PERUVIAN TAX MATTERS [Member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss					600				S/ 2.1
Claim on dividends of shares					800				3.0
Assessment amount of prepaid by subsidiaries					100				S/ 0.5
AB INBEVS SOUTH AFRICA TAX MATTERS [Member]
Disclosure of detailed information about material tax [line items]
Amount payable in respect of tax matters settled gross					300			R 4.5
Original assessment from SARS (already settled)					1,000			17.7
Original assessment from SARS to CCBA (already settled)					500			8.9
Original assessment from SARS - excluding penalties and fees (already settled)					400			R 6.4
European commission decision [member]
Disclosure of detailed information about material tax [line items]
Provisions recorded					80					€ 68
Deposits															$ 80	€ 68
Ambev [member] | IPI excise tax [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss					$ 200	1,200
Percentage reduction in the amount payable to tax authorities					98.00%
Ambev [member] | Manaus free trade zone IPI social contributions [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss					$ 1,300	7,000
Ambev [member] | MAG [member]
Disclosure of detailed information about material tax [line items]
Revised penalty payable in percentage														100.00%
Penalty payable in percentage														150.00%
Arosuco [member] | Disallowance Of Tax Paid Abroad [Member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss					$ 500	3,000
Amount in respect of which party unfavourable judgment is given by lower administrative court			$ 5	R$ 26
Cerbuco Brewing Inc [Member] | Cerveceria Bucanero S.A [Member]
Disclosure of detailed information about material tax [line items]
Proportion of ownership interest in subsidiary					50.00%
Tax Assessment During 2005 [member] | Foreign subsidiaries [member]
Disclosure of detailed information about material tax [line items]
Exposure to credit risk					$ 1,100	5,800
Tax assessment amount which were cancelled since Sep 2017												$ 200	R$ 1,000
Tax assessment in October 2013 [member] | Ambev [member] | Beverage Associates Holding Limited [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss					300	1,500
Tax assessment in October 2013 [member] | Ambev [member] | Goodwill InBev Holding [Member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss					1,400	7,500
Tax Assessment in December 2015 [member] | Ambev [member] | Integration program social security financing levy [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss					100	600
Tax Assessment in December [Member] | Ambev [member] | MAG [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss					100	300
Tax Assessment in November 2017 [member] | Ambev [member] | CND Holdings [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss					200	1,000
Rio de Janeiro [member] | Arosuco [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss					100	600
Tanzania [member] | Tax contingent liability [member] | TANZANIA BREWERIES PLC [member]
Disclosure of detailed information about material tax [line items]
Original assessment from SARS to CCBA (already settled)					300		Tsh 850
ICMS-PRODEPE [Member] | Ambev [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss					200	1,000
ICMS-ST Trigger [member] | Ambev [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss					2,100	11,300
Amount of reclassification of remote loss	$ 100	R$ 800
Percentage of maximum limit for late fines	20.00%	20.00%
ICMS Tax Credits For Sao Paulo, Rio de Janeiro and Minas Gerais [Member] | Tax Assessment in 2018 and 2021 [member] | Ambev [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss					$ 200	R$ 900